Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 22, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		5,806,280
Warrant Issuance Exercise Price Description		share or warrant issuance at less than $0.18945 price share or exercise price per share
Stock Options And Warrants Fair Value Disclosure		$ 5,081,335	$ 7,627,970
Derivative Liability, Fair Value, Gross Liability		0	34,838
Derivative, Gain (Loss) on Derivative, Net		34,838	$ 650,303
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding	15.00%			15.00%
Stock Options And Warrants Fair Value Disclosure		$ 2,546,635
Short-term Debt	$ 3,000,000			$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%			15.00%